Share-based compensation - SOP III Awards Nonvested (Details) - SOP III	12 Months Ended
Mar. 31, 2017 $ / shares shares
Quantity
Vested during the period	(35,769)
RSUs
Quantity
Non-vested at the beginning of the period (in shares)	524,302
Granted during the period (in shares)	210,609
Vested during the period	(241,046)
Cancelled during the period (in shares)	(1,433)
Forfeited during the period (in shares)	(31,293)
Non-vested at the end of the period (in shares)	461,139
Weighted Average grant-date fair value
Non-vested at the beginning of the period (in dollars per share) | $ / shares	$ 37.30
Granted (in dollars per share) | $ / shares	51.56
Vested during the period (in dollars per share) | $ / shares	41.05
Cancelled during the period (in dollars per share) | $ / shares	55.64
Forfeited during the period (in dollars per share) | $ / shares	36.21
Non-vested at the end of the period (in dollars per share) | $ / shares	$ 41.87
SARs
Quantity
Non-vested at the beginning of the period (in shares)	280,394
Granted during the period (in shares)	127,195
Vested during the period	(134,339)
Forfeited during the period (in shares)	(55,945)
Non-vested at the end of the period (in shares)	217,305
Weighted Average grant-date fair value
Non-vested at the beginning of the period (in dollars per share) | $ / shares	$ 4.55
Granted (in dollars per share) | $ / shares	2.30
Vested during the period (in dollars per share) | $ / shares	5.39
Forfeited during the period (in dollars per share) | $ / shares	4.76
Non-vested at the end of the period (in dollars per share) | $ / shares	$ 2.66
PSAs
Quantity
Non-vested at the beginning of the period (in shares)	1,009,887
Granted during the period (in shares)	157,272
Vested during the period	(356,612)
Forfeited during the period (in shares)	(60,522)
Non-vested at the end of the period (in shares)	750,025
Weighted Average grant-date fair value
Non-vested at the beginning of the period (in dollars per share) | $ / shares	$ 5.29
Granted (in dollars per share) | $ / shares	4.41
Vested during the period (in dollars per share) | $ / shares	6.42
Forfeited during the period (in dollars per share) | $ / shares	5.27
Non-vested at the end of the period (in dollars per share) | $ / shares	$ 4.57